Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.88%
Alabama–1.49%
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	$ 28,000	$ 31,980,544
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	2,000	2,096,926
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(a)(b)	0.96%	04/01/2024	8,625	8,713,129
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(a)(b)	0.68%	04/01/2024	2,875	2,891,987
				45,682,586
Alaska–0.27%
Alaska (State of) Municipal Bond Bank Authority; Series 2016-3, Ref. RB	5.00%	12/01/2025	4,635	5,542,582
North Slope (Borough of), AK;
Series 2018 A, GO Bonds	5.00%	06/30/2021	1,000	1,003,751
Series 2018 A, GO Bonds	5.00%	06/30/2022	1,710	1,716,408
				8,262,741
Arizona–3.80%
Arizona (State of);
Series 2019, Ref. RB	5.00%	07/01/2026	10,000	12,229,563
Series 2019, Ref. RB	5.00%	07/01/2027	10,500	13,189,841
Arizona (State of) Health Facilities Authority (Banner Health);
Series 2015 B, VRD RB (LOC - BK Tokyo-Mitsubishi UFJ)(c)(d)	0.01%	01/01/2046	24,550	24,550,000
Series 2015 C, Ref. VRD RB (LOC - Bank Of America, N.A.)(c)(d)	0.01%	01/01/2046	10,250	10,250,000
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. RB	5.00%	02/01/2042	1,000	1,031,463
Arizona (State of) Industrial Development Authority; Series 2019 A-2, RB	3.63%	05/20/2033	15,572	17,729,171
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2023	550	564,869
Series 2019 A, RB	5.00%	01/01/2024	555	577,723
Series 2019 A, RB	5.00%	01/01/2025	605	636,315
Series 2019 A, RB	5.00%	01/01/2026	735	779,669
Series 2019 A, RB	5.00%	01/01/2027	800	853,644
Series 2019 B, RB	5.00%	01/01/2043	2,520	2,496,910
Arizona (State of) Water Infrastructure Finance Authority; Series 2014 A, Ref. RB	5.00%	10/01/2024	5,000	5,773,775
Glendale Municipal Property Corp.; Series 2012 C, Ref. RB	4.00%	07/01/2038	100	104,664
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB(e)	5.00%	02/15/2026	1,150	1,281,817
Maricopa (County of), AZ Industrial Development Authority (Banner Health); Series 2017 C, RB(a)	5.00%	10/18/2024	7,500	8,669,840
Maricopa (County of), AZ Special Health Care District;
Series 2018 C, GO Bonds	5.00%	07/01/2024	2,000	2,287,866
Series 2018 C, GO Bonds	5.00%	07/01/2025	2,475	2,927,754
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.25%	06/01/2034	1,250	1,309,848
Phoenix Civic Improvement Corp.;
Series 2014 B, Ref. RB	5.00%	07/01/2027	2,450	2,796,946
Series 2017 D, Ref. RB	5.00%	07/01/2024	5,080	5,804,434
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	750	750,420
				116,596,532
California–4.47%
California (State of);
Series 2013 E, GO Bonds (SIFMA Municipal Swap Index + 0.43%)(a)(b)	0.46%	12/01/2023	7,000	7,020,572
Series 2016 B, GO Bonds (70% of 1 mo. USD LIBOR + 0.76%)(a)(b)(f)	0.84%	06/01/2021	10,000	10,000,000
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health System); Series 2016 B-2, Ref. RB(a)	4.00%	10/01/2024	5,000	5,618,923
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2033	5,000	5,492,070
California (State of) Infrastructure & Economic Development Bank; Series 2019, Ref. RB(a)	1.75%	08/01/2026	5,240	5,334,436
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	$ 1,465	$ 1,565,238
California (State of) Municipal Finance Authority (Humangood Obligation Group);
Series 2019 A, Ref. RB	4.00%	10/01/2028	750	860,196
Series 2019 A, Ref. RB	4.00%	10/01/2029	1,000	1,143,787
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(g)	5.00%	05/15/2024	350	398,356
Series 2019, RB (INS - BAM)(g)	5.00%	05/15/2025	500	588,288
California (State of) Public Finance Authority (Green Bonds) (Enso Village); Series 2021, RB(e)	2.38%	11/15/2028	1,500	1,512,313
California Infrastructure & Economic Development Bank (California Academy of Sciences); Series 2018 C, Ref. RB (70% of 1 mo. USD LIBOR + 0.38%)(a)(b)	0.44%	08/01/2021	5,000	5,000,400
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2021	1,500	1,499,526
Golden State Tobacco Securitization Corp.;
Series 2017 A-1, Ref. RB	5.00%	06/01/2024	6,500	7,376,420
Series 2017 A-1, Ref. RB	5.00%	06/01/2025	10,000	11,733,112
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	11,765	14,500,161
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS - AGC)(g)(h)	0.00%	08/01/2025	3,000	2,899,812
Los Angeles (City of), CA Department of Airports; Series 2012 B, RB	5.00%	05/15/2035	10,000	10,468,137
Los Angeles (City of), CA Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2021	2,000	2,015,875
Madera Unified School District; Series 2018, COP (INS - BAM)(g)	5.00%	09/01/2034	500	501,281
Mizuho Floater/Residual Trust; Series 2020, VRD RB(c)(e)	0.23%	10/01/2036	18,715	18,715,000
Rowland Unified School District (Election of 2006); Series 2009 B, GO Bonds(h)	0.00%	08/01/2023	1,300	1,287,889
Sacramento (County of), CA;
Series 2018 B, Ref. RB(f)	5.00%	07/01/2022	750	788,669
Series 2018 B, Ref. RB	5.00%	07/01/2023	1,000	1,100,397
San Diego Association of Governments (Mid-Coast Corridor Transit) (Green Bonds); Series 2019 A, RB	5.00%	11/15/2025	3,000	3,476,042
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2027	1,500	1,883,948
Series 2019, Ref. RB	5.00%	06/01/2028	1,500	1,928,925
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, GO Bonds(h)	0.00%	08/01/2022	1,900	1,895,791
Series 2009 B-1, GO Bonds(h)	0.00%	08/01/2023	2,000	1,986,080
Tustin Unified School District (Community Facilities District No. 88-1);
Series 2015, Ref. RB (INS - BAM)(g)	5.00%	09/01/2022	1,500	1,587,031
Series 2015, Ref. RB (INS - BAM)(g)	5.00%	09/01/2023	1,000	1,105,136
Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. RB	5.00%	09/01/2022	1,000	1,053,113
Series 2015 A, Ref. RB	5.00%	09/01/2023	650	716,483
Series 2015 A, Ref. RB	5.00%	09/01/2024	1,500	1,710,157
University of California; Series 2013 AL-2, Ref. VRD RB(c)	0.01%	05/15/2048	1,000	1,000,000
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,302,984
				137,066,548
Colorado–1.61%
Arkansas (State of) River Power Authority;
Series 2006, RB(f)	5.88%	10/01/2021	1,045	1,064,370
Series 2006, RB(f)	5.88%	10/01/2026	3,500	4,075,424
Colorado (State of); Series 2018 A, COP	5.00%	12/15/2023	2,000	2,243,669
Colorado (State of) Health Facilities Authority (Adventhealth Obligated); Series 2019, Ref. RB(a)	5.00%	11/19/2026	8,500	10,456,387
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 B, RB(a)	5.00%	11/20/2025	4,600	5,506,578
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 B-1, Ref. RB(a)	5.00%	08/01/2025	7,500	8,723,384
Colorado Springs (City of), CO; Series 2018 A-1, Ref. RB	5.00%	11/15/2023	2,990	3,343,023
Denver (City & County of), CO; Series 2012 B, RB	5.00%	11/15/2025	2,000	2,137,597
E-470 Public Highway Authority;
Series 2017 B, Ref. RB (67% of 1 mo. USD LIBOR + 1.05%)(a)(b)	1.11%	09/01/2021	2,000	2,000,047
Series 2019, Ref. RB (67% of 1 mo. USD LIBOR + 0.42%)(a)(b)	0.47%	09/01/2021	1,500	1,500,009
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(e)	3.75%	12/01/2029	500	518,729
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Prairie Center Metropolitan District No. 7; Series 2020, GO Bonds	4.13%	12/15/2036	$ 920	$ 999,162
Public Authority for Colorado Energy;
Series 2008, RB	6.13%	11/15/2023	1,015	1,099,805
Series 2008, RB	6.25%	11/15/2028	2,000	2,525,244
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/15/2027	130	152,771
Series 2019, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/15/2028	125	146,556
Series 2019, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/15/2029	125	145,998
Series 2019, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/15/2030	125	145,593
Series 2020, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2026	385	468,952
Series 2020, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2027	400	499,252
Series 2020, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2028	415	529,112
Series 2020, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2029	420	545,609
Series 2020, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2030	435	563,641
				49,390,912
Connecticut–1.03%
Connecticut (State of);
Series 2013 A, GO Bonds (SIFMA Municipal Swap Index + 0.85%)(b)	0.88%	03/01/2022	5,000	5,019,469
Series 2018 C, GO Bonds	5.00%	06/15/2022	1,350	1,418,551
Series 2018 C, GO Bonds	4.00%	06/15/2024	7,035	7,826,325
Connecticut (State of) (Transportation Infrastructure);
Series 2018, RB	5.00%	01/01/2023	9,000	9,693,646
Series 2018, RB	5.00%	01/01/2027	3,000	3,713,623
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB(f)	4.00%	07/01/2022	2,590	2,699,348
New Haven (City of), CT; Series 2018 A, GO Bonds	5.00%	08/01/2025	1,160	1,342,209
				31,713,171
District of Columbia–0.54%
District of Columbia (Georgetown University);
Series 2017, Ref. RB(f)	5.00%	04/01/2023	1,000	1,086,503
Series 2017, Ref. RB(f)	5.00%	04/01/2024	1,500	1,695,823
Metropolitan Washington Airports Authority;
Series 2019 B, Ref. RB	5.00%	10/01/2026	5,000	6,166,195
Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)	0.02%	10/01/2039	7,640	7,640,000
				16,588,521
Florida–2.61%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics);
Series 2019, Ref. RB	5.00%	12/01/2021	500	511,710
Series 2019, Ref. RB	5.00%	12/01/2022	600	642,055
Brevard County School District; Series 2013 A, Ref. COP	5.00%	07/01/2024	2,000	2,192,870
Broward (County of), FL; Series 2012 B, Ref. RB	5.00%	10/01/2023	3,555	3,785,697
Broward (County of), FL School Board; Series 2017 C, Ref. COP	5.00%	07/01/2025	5,000	5,876,932
Citizens Property Insurance Corp.;
Series 2012 A-1, RB	5.00%	06/01/2022	8,000	8,391,959
Series 2015 A-1, RB	5.00%	06/01/2025	6,000	6,967,603
Florida (State of) (Department of Transportation); Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	2,610	3,095,601
Florida (State of) (State Board of Education); Series 2011 D, Ref. GO Bonds(a)(f)	5.00%	06/01/2021	10,000	10,000,000
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology);
Series 2019, RB	5.00%	10/01/2021	450	456,322
Series 2019, RB	5.00%	10/01/2022	495	523,204
Series 2019, RB	5.00%	10/01/2024	350	396,729
Series 2019, RB	5.00%	10/01/2025	475	554,882
Florida (State of) Mid-Bay Bridge Authority;
Series 2015 A, Ref. RB	5.00%	10/01/2022	2,485	2,624,625
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,101,654
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida (State of) Municipal Power Agency (All-Requirements Power Supply);
Series 2017 A, Ref. RB	5.00%	10/01/2026	$ 4,000	$ 4,902,274
Series 2019 A, Ref. RB	5.00%	10/01/2026	5,200	6,372,956
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(c)(d)	0.03%	06/01/2048	910	910,000
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 F, RB	5.00%	10/01/2023	1,250	1,389,103
Series 2018 F, RB	5.00%	10/01/2024	1,050	1,212,493
Hillsborough (County of), FL School Board;
Series 2015, Ref. RB (INS - AGM)(g)	5.00%	10/01/2021	1,700	1,726,640
Series 2015, Ref. RB (INS - AGM)(g)	5.00%	10/01/2022	1,500	1,594,217
JEA Water & Sewer System Revenue; Series 2017 A, Ref. RB	5.00%	10/01/2025	4,500	5,367,501
Manatee (County of), FL School District; Series 2017, RB (INS - AGM)(g)	5.00%	10/01/2024	2,600	2,987,403
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/2042	120	128,534
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(c)(d)	0.03%	07/01/2037	5,775	5,775,000
School Board of Miami-Dade County (The); Series 2016 C, Ref. COP	3.25%	02/01/2033	540	540,646
				80,028,610
Georgia–0.92%
Atlanta (City of), GA;
Series 2009 B, RB (INS - AGM)(g)	5.25%	11/01/2027	2,000	2,483,523
Series 2018 C, Ref. RB	5.00%	11/01/2024	2,000	2,319,385
Atlanta (City of), GA Department of Aviation;
Series 2019 F, Ref. RB	5.00%	07/01/2023	3,000	3,299,869
Series 2019 F, Ref. RB	5.00%	07/01/2024	2,000	2,288,530
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.);
Series 2019 A, RB	5.00%	07/01/2024	1,875	2,145,497
Series 2019 A, RB	5.00%	07/01/2025	1,050	1,243,482
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, RB(a)	2.25%	05/25/2023	3,000	3,108,474
Series 1994, RB(a)	2.15%	06/13/2024	2,000	2,099,364
Gainesville (City of) & Hall (County of), GA Development Authority (Acts Retirement-Life Community); Series 2012, RB	5.00%	11/15/2022	1,380	1,456,764
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	779,664
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2025	355	410,158
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2019, RB	5.00%	01/01/2026	300	357,735
Series 2019, RB	5.00%	01/01/2028	800	1,003,271
Main Street Natural Gas, Inc.; Series 2019 B, RB(a)	4.00%	12/02/2024	3,000	3,352,374
Private Colleges & Universities Authority (Emory University); Series 2013 B, Ref. RB (SIFMA Municipal Swap Index + 0.42%)(a)(b)	0.45%	08/16/2022	2,000	2,001,030
				28,349,120
Hawaii–0.66%
Hawaii (State of);
Series 2013, GO Bonds	5.00%	08/01/2028	7,000	7,705,363
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	4,845	5,972,175
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	5,265	6,474,327
				20,151,865
Idaho–0.12%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2018 A, Ref. RB	5.00%	03/01/2023	2,000	2,163,144
Series 2018 A, Ref. RB	5.00%	03/01/2024	1,350	1,516,924
				3,680,068
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–10.14%
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	$ 3,205	$ 3,543,535
Series 2004, Ref. RB	5.00%	11/01/2022	5,675	6,040,090
Series 2004, Ref. RB	5.00%	11/01/2023	2,475	2,744,448
Series 2004, Ref. RB	5.00%	11/01/2024	14,440	16,596,887
Series 2012, RB	5.00%	01/01/2027	1,000	1,028,531
Series 2014, RB	5.00%	11/01/2021	1,000	1,019,791
Series 2017 B, Ref. RB	5.00%	01/01/2025	3,520	4,068,278
Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB(f)	5.00%	01/01/2022	3,650	3,753,556
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,375,414
Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS - NATL)(g)(h)	0.00%	12/01/2025	735	689,921
Chicago (City of), IL Transit Authority;
Series 2010, Ref. RB (INS - AGM)(g)	5.00%	06/01/2028	755	756,605
Series 2011, RB(a)(f)	5.25%	12/01/2021	2,500	2,564,495
Series 2011, RB(a)(f)	5.25%	12/01/2021	1,550	1,589,987
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds);
Series 2015, Ref. RB	5.00%	06/01/2021	8,000	8,000,000
Series 2017, Ref. RB	5.00%	06/01/2025	4,000	4,675,114
Chicago (City of), IL Transit Authority (FTA Section 5337 State of Good Repair Formula Funds); Series 2017, Ref. RB	5.00%	06/01/2025	1,500	1,753,168
Cook (County of), IL; Series 2011 A, Ref. GO Bonds	5.25%	11/15/2028	8,785	8,979,764
Cook County Township High School District No. 220 Reavis; Series 2012, GO Bonds	3.00%	12/01/2024	1,035	1,059,981
Illinois (State of);
Series 2011, RB	5.00%	06/15/2027	10,500	10,554,659
Series 2011, RB	5.00%	06/15/2028	5,500	5,528,631
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	4,710	4,963,009
Series 2013, GO Bonds	5.00%	07/01/2021	2,500	2,509,616
Series 2013, GO Bonds	5.50%	07/01/2026	2,000	2,196,694
Series 2013, RB	5.00%	06/15/2026	500	540,526
Series 2014, GO Bonds	5.00%	02/01/2025	4,695	5,236,199
Series 2017 D, GO Bonds	5.00%	11/01/2024	3,480	3,996,632
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,311,884
Series 2020, GO Bonds	5.50%	05/01/2024	3,500	4,003,405
Series 2020, GO Bonds	5.50%	05/01/2025	5,000	5,932,198
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	8,229,660
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	3,000	3,593,185
Illinois (State of) Finance Authority (Edward-Elmhurst Heathcare); Series 2018 B, Ref. RB (SIFMA Municipal Swap Index + 0.75%)(a)(b)	0.78%	07/01/2023	3,750	3,752,906
Illinois (State of) Finance Authority (Field Museum); Series 2019, Ref. RB (68% of 1 mo. USD LIBOR + 1.00%)(a)(b)	0.56%	09/01/2022	6,845	6,844,721
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(a)(e)	4.75%	08/01/2030	11,000	11,728,162
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 B, RB(a)	5.00%	12/15/2022	10,750	11,541,013
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(c)	0.04%	12/01/2046	5,275	5,275,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2018 B, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(c)(d)	0.01%	11/15/2037	24,000	24,000,000
Series 2018 C, Ref. VRD RB (LOC - PNC Bank N.A.)(c)(d)	0.01%	11/15/2037	17,700	17,700,000
Illinois (State of) Finance Authority (Palos Hospital);
Series 2010 C, RB	5.38%	05/15/2025	4,920	4,935,880
Series 2010, Ref. RB	5.13%	05/15/2035	15,000	15,041,725
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-1, VRD RB (LOC - PNC Bank N.A.)(c)(d)	0.01%	08/01/2043	18,960	18,960,000
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB(a)(f)	5.70%	06/15/2022	875	932,756
Series 2002, RB (INS - NATL)(g)	5.70%	06/15/2025	3,125	3,324,337
Series 2002, RB (INS - NATL)(g)(h)	0.00%	12/15/2032	25,000	19,239,442
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2032	1,250	1,340,961
Series 2015 A, RB	5.00%	01/01/2032	1,635	1,920,311
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	2.50%	01/01/2022	$ 240	$ 241,460
Series 2020, Ref. RB	2.50%	01/01/2023	245	248,936
Series 2020, Ref. RB	3.00%	01/01/2026	280	292,056
Series 2020, Ref. RB	3.10%	01/01/2027	290	302,510
Series 2020, Ref. RB	3.25%	01/01/2028	305	317,804
Series 2020, Ref. RB	3.35%	01/01/2029	320	331,546
Series 2020, Ref. RB	3.50%	01/01/2030	330	341,087
Series 2020, Ref. RB	3.60%	01/01/2031	345	355,629
Series 2020, Ref. RB	3.70%	01/01/2032	490	505,870
Morton Grove (Village of), IL (Illinois Holocaust Museum & Educational Center); Series 2006, VRD RB (LOC - Bank of America N.A.)(c)(d)	0.03%	12/01/2041	1,370	1,370,000
Railsplitter Tobacco Settlement Authority;
Series 2010, RB(a)(f)	5.50%	06/01/2021	1,500	1,500,000
Series 2017, RB	5.00%	06/01/2025	7,000	8,214,722
Regional Transportation Authority;
Series 1997, Ref. RB (INS - NATL)(g)	6.00%	06/01/2023	920	962,190
Series 2002 A, RB (INS - NATL)(g)	6.00%	07/01/2021	2,055	2,064,672
Rosemont (Village of), IL; Series 2017 A, GO Bonds (INS - AGM)(g)	5.00%	12/01/2046	4,000	4,772,738
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2025	6,700	7,720,399
Springfield (City of), IL Electric Revenue; Series 2015, Ref. RB	5.00%	03/01/2023	2,000	2,156,554
				311,071,250
Indiana–2.07%
Indiana (State of) Finance Authority; Series 2016 C, Ref. RB	5.00%	12/01/2025	7,000	8,419,038
Indiana (State of) Finance Authority (Kings Daughters Hospital & Health); Series 2010, RB	5.50%	08/15/2040	7,955	7,970,230
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2010 A, RB	3.00%	11/01/2030	4,350	4,653,650
Series 2012 B, RB	3.00%	11/01/2030	2,000	2,139,609
Series 2012 C, RB	3.00%	11/01/2030	3,000	3,209,414
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 I, Ref. VRD RB (LOC - Barclays Bank PLC)(c)(d)	0.01%	11/01/2037	8,175	8,175,000
Series 2008 J, Ref. VRD RB (LOC - Barclays Bank PLC)(c)(d)	0.01%	11/01/2037	16,875	16,875,000
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	3,500	3,828,075
Indiana (State of) Municipal Power Agency; Series 2011 A, RB(a)(f)	5.00%	07/01/2021	250	250,984
Indiana Bond Bank; Series 2007 B-1, RB (67% of 3 mo. USD LIBOR + 0.97%)(b)	1.09%	10/15/2022	2,875	2,876,059
Indianapolis (City of), IN Department of Public Utilities; Series 2018 A, Ref. RB	5.00%	10/01/2025	1,350	1,607,052
Purdue University; Series 2016 CC, Ref. RB	5.00%	07/01/2023	3,115	3,429,113
				63,433,224
Iowa–0.40%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, RB	5.25%	12/01/2025	6,000	6,571,156
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(a)(b)(e)	0.61%	01/04/2024	5,785	5,785,018
				12,356,174
Kansas–0.80%
Kansas (State of) Development Finance Authority;
Series 2015 G, RB	5.00%	04/01/2027	5,000	5,417,966
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,418,997
Kansas (State of) Development Finance Authority (Adventist Health System/Subelt Obligated Group); Series 2012 A, Ref. RB	5.00%	11/15/2032	11,975	12,520,247
Wyandotte (County of) & Kansas (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2021	1,000	1,011,771
				24,368,981
Kentucky–2.36%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	1,900	2,054,917
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(a)(b)	1.43%	02/01/2025	2,340	2,361,237
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2025	$ 1,635	$ 1,906,936
Series 2015, RB	5.00%	07/01/2022	850	890,842
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(g)	5.00%	09/01/2026	2,000	2,376,456
Series 2015 A, Ref. RB (INS - NATL)(g)	5.00%	09/01/2027	3,380	4,004,193
Series 2015 A, Ref. RB (INS - NATL)(g)	5.00%	09/01/2028	2,870	3,393,421
Kentucky (Commonwealth of) Property & Building Commission; Series 2020 C, Ref. RB	5.00%	11/01/2021	5,000	5,100,860
Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, Ref. RB	5.00%	08/01/2029	4,000	4,695,960
Kentucky (Commonwealth of) Property & Building Commission (No. 112); Series 2016 B, Ref. RB	5.00%	11/01/2026	13,290	16,278,641
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 A, RB(a)	4.00%	04/01/2024	7,830	8,574,480
Series 2018 B, RB(a)	4.00%	01/01/2025	5,000	5,566,159
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2017 B, Ref. RB	4.00%	07/01/2026	3,750	4,331,169
Louisville & Jefferson (Counties of), KY Metropolitan Sewer District;
Series 2017 A, RB	5.00%	05/15/2025	4,025	4,744,383
Series 2017, Ref. RB	5.00%	05/15/2025	5,285	6,227,303
				72,506,957
Louisiana–2.24%
East Baton Rouge (Parish of), LA Industrial Development Board, Inc. (ExxonMobil); Series 2010 A, VRD RB(c)	0.01%	08/01/2035	1,051	1,051,000
Jefferson Sales Tax District;
Series 2019 A, Ref. RB (INS - AGM)(g)	5.00%	12/01/2023	1,000	1,114,761
Series 2019 A, Ref. RB (INS - AGM)(g)	5.00%	12/01/2024	1,000	1,155,970
Louisiana (State of);
Series 2012 A, GO Bonds(a)(f)	5.00%	08/01/2022	1,980	2,093,064
Series 2013 A, RB(a)(f)	5.00%	06/15/2023	1,050	1,153,038
Series 2014 C, Ref. GO Bonds	5.00%	08/01/2025	2,400	2,748,583
Series 2016 B, Ref. GO Bonds	5.00%	08/01/2025	10,000	11,875,964
Series 2019 A, RB	5.00%	09/01/2026	2,000	2,449,952
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center); Series 2015 A-2, RB(a)	5.00%	06/01/2025	5,000	5,826,679
Louisiana State Citizens Property Insurance Corp.; Series 2015, Ref. RB (INS - AGM)(g)	5.00%	06/01/2022	14,575	15,289,101
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2023	3,250	3,556,997
New Orleans (City of), LA;
Series 2015, RB	5.00%	06/01/2023	700	761,417
Series 2015, RB	5.00%	12/01/2023	600	666,472
Series 2015, RB	5.00%	06/01/2024	400	451,161
Series 2015, RB	5.00%	12/01/2024	750	862,746
Series 2015, RB	5.00%	06/01/2025	500	582,239
Series 2015, RB	5.00%	12/01/2025	825	973,259
Series 2015, RB	5.00%	06/01/2026	250	293,763
Series 2015, RB	5.00%	12/01/2026	500	597,160
Series 2015, RB	5.00%	06/01/2027	350	410,121
Series 2015, RB	5.00%	12/01/2027	750	892,879
Series 2015, Ref. GO Bonds	5.00%	12/01/2022	500	535,202
Series 2015, Ref. GO Bonds	5.00%	12/01/2023	500	555,130
Series 2015, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,146,584
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB (INS - AGM)(g)	5.00%	10/01/2026	200	243,707
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB(a)	4.00%	06/01/2022	2,865	2,967,435
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(a)	2.10%	07/01/2024	3,000	3,099,852
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.00%	05/15/2022	5,000	5,233,258
				68,587,494
Maine–0.03%
Lewiston (City of), ME (UBS Financial Services, Inc.); Series 2008 B, GO Bonds (INS - AGM)(g)	5.50%	12/15/2023	950	953,687
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–1.07%
Maryland (State of);
Series 2014 B, GO Bonds	5.00%	08/01/2021	$ 5,000	$ 5,040,359
Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10,000	11,488,080
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC - TD Bank N.A.)(c)(d)	0.03%	04/01/2035	2,015	2,015,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC - TD Bank N.A.)(c)(d)	0.01%	07/01/2041	3,300	3,300,000
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	10,915	11,024,441
				32,867,880
Massachusetts–2.32%
Massachusetts (Commonwealth of) Department of Transportation;
Series 2019 A, Ref. RB	5.00%	01/01/2026	4,000	4,799,804
Series 2019 A, Ref. RB	5.00%	01/01/2027	5,000	6,173,922
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2019 A, Ref. RB(a)	5.00%	01/01/2023	4,750	5,110,397
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2025	845	989,102
Series 2019 A, Ref. RB	5.00%	07/01/2027	2,300	2,838,272
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health); Series 2019, Ref. RB	5.00%	07/01/2025	1,000	1,180,706
Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2019 DD, RB(a)	5.00%	04/01/2024	6,880	7,603,076
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2017 S-5, Ref. RB (SIFMA Municipal Swap Index + 0.42%)(a)(b)	0.45%	01/27/2022	300	300,199
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University);
Series 2016 A, Ref. RB	5.00%	07/15/2024	4,735	5,437,024
Series 2017 S-4, Ref. RB(a)	5.00%	01/25/2024	15,000	16,864,107
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2025	1,430	1,530,063
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,138,303
Massachusetts (State of) Housing Finance Agency; Series 2016-185, Ref. RB	4.20%	06/01/2046	680	735,478
Metropolitan Boston Transit Parking Corp.; Series 2011, RB(a)(f)	5.00%	07/01/2021	15,265	15,325,098
University of Massachusetts Building Authority; Series 2015-2, Ref. RB	5.00%	11/01/2023	975	1,088,405
				71,113,956
Michigan–1.29%
Great Lakes Water Authority; Series 2018 A, Ref. RB	5.00%	07/01/2024	2,425	2,755,585
Michigan (State of) Building Authority; Series 2020, Ref. VRD RB(c)	0.08%	10/15/2042	500	500,000
Michigan (State of) Building Authority (Facilities Program); Series 2019, Ref. RB	5.00%	04/15/2025	2,100	2,470,174
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2019 B, RB(a)	3.50%	11/15/2022	4,000	4,171,098
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-1, Ref. RB (INS - AGM)(g)	5.00%	07/01/2021	4,000	4,015,573
Series 2014 D-1, Ref. RB (INS - AGM)(g)	5.00%	07/01/2022	10,000	10,521,508
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,065,013
Michigan (State of) Finance Authority (Trinity Health Corp.); Series 2015, Ref. RB(a)(f)	5.00%	06/01/2022	7,000	7,343,237
Michigan State University Board of Trustees; Series 2000 A-2, VRD RB(c)	0.04%	08/15/2030	3,350	3,350,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(c)(d)	0.03%	03/01/2031	2,320	2,320,000
				39,512,188
Minnesota–0.58%
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2023	500	543,591
Series 2017, Ref. RB	5.00%	05/01/2024	1,200	1,354,423
Series 2017, Ref. RB	5.00%	05/01/2025	800	932,934
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Allina Health System);
Series 2017 A, Ref. RB	5.00%	11/15/2024	$ 1,780	$ 2,061,120
Series 2019, Ref. RB	5.00%	11/15/2023	1,600	1,785,557
Series 2019, Ref. RB	5.00%	11/15/2024	1,900	2,200,072
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2016 B, Ref. RB	5.00%	01/01/2023	1,000	1,074,752
Series 2016 C, RB	5.00%	01/01/2022	250	257,043
Series 2016 C, RB	5.00%	01/01/2023	225	242,043
Series 2016 C, RB	5.00%	01/01/2024	200	224,326
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(c)(d)	0.03%	04/01/2037	2,080	2,080,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(c)	0.03%	11/01/2035	4,960	4,960,000
				17,715,861
Mississippi–3.08%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(c)	0.01%	06/01/2023	13,200	13,200,000
Mississippi (State of) Development Bank (Jackson County Industrial Water System); Series 2009, VRD RB(c)	0.01%	12/01/2039	4,530	4,530,000
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2024	400	444,702
Series 2019 B, Ref. RB	5.00%	01/01/2025	1,105	1,268,632
Mississippi Business Finance Corp. (Chevron U.S.A, Inc.); Series 2009 I, VRD IDR(c)	0.01%	12/01/2030	8,000	8,000,000
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 A, VRD RB(c)	0.01%	12/01/2030	60	60,000
Series 2007 E, VRD IDR(c)	0.01%	12/01/2030	9,300	9,300,000
Series 2010 E, VRD IDR(c)	0.04%	12/01/2030	1,200	1,200,000
Series 2010 G, VRD RB(c)	0.01%	11/01/2035	24,200	24,200,000
Series 2010 H, VRD IDR(c)	0.01%	11/01/2035	16,405	16,405,000
Series 2010 I, VRD IDR(c)	0.01%	11/01/2035	5,700	5,700,000
Series 2010 K, VRD RB(c)	0.01%	11/01/2035	4,870	4,870,000
Series 2010 L, VRD RB(c)	0.01%	11/01/2035	3,485	3,485,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2019, Ref. RB	2.50%	04/01/2022	1,875	1,885,137
				94,548,471
Missouri–0.33%
Kansas (City of), MO;
Series 2017 C, Ref. RB	5.00%	09/01/2023	1,500	1,657,705
Series 2017 C, Ref. RB	5.00%	09/01/2024	2,675	3,068,421
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2018 A, Ref. RB	5.00%	06/01/2026	120	145,659
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	3,057,878
Series 2015 A, Ref. RB	5.00%	12/01/2027	1,140	1,340,268
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	870	912,075
				10,182,006
Nebraska–0.32%
Central Plains Energy Project (No. 4); Series 2018, RB(a)	5.00%	01/01/2024	7,750	8,593,949
Lincoln (City of), NE; Series 2012, Ref. RB(a)(f)	5.00%	09/01/2022	1,250	1,325,674
				9,919,623
Nevada–0.09%
Clark (County of), NV (Las Vegas-McCarran International Airport); Series 2015, Ref. RB	5.00%	07/01/2022	2,000	2,104,302
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.50%	06/15/2024	695	704,190
				2,808,492
New Hampshire–0.04%
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB(a)(f)	5.25%	10/01/2021	525	533,826
Series 2011, RB(a)(f)	5.50%	10/01/2021	510	518,995
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Housing Finance Authority; Series 2009 A, RB	5.13%	07/01/2029	$ 105	$ 105,312
				1,158,133
New Jersey–6.40%
New Jersey (State of);
Series 2020 A, GO Bonds	5.00%	06/01/2028	10,000	12,735,090
Series 2020 A, GO Bonds	5.00%	06/01/2029	15,000	19,507,500
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(g)	5.50%	09/01/2022	5,000	5,327,049
Series 2012, Ref. RB	5.00%	06/15/2022	1,500	1,564,943
Series 2012, Ref. RB	5.00%	06/15/2025	215	223,400
Series 2017 A, Ref. RB (INS - BAM)(g)	5.00%	07/01/2027	8,200	10,268,334
Series 2017 A, Ref. RB (INS - BAM)(g)	5.00%	07/01/2028	5,005	6,205,357
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health);
Series 2009 B, VRD RB (LOC - JP Morgan Chase Bank N.A.)(c)(d)	0.01%	07/01/2043	14,515	14,515,000
Series 2009 C, VRD RB (LOC - JP Morgan Chase Bank N.A.)(c)(d)	0.01%	07/01/2043	7,200	7,200,000
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - AGC)(g)	5.50%	12/15/2021	6,000	6,171,516
Series 2005 B, RB (INS - NATL)(g)	5.50%	12/15/2021	10,000	10,282,005
Series 2005 B, RB (INS - AMBAC)(g)	5.25%	12/15/2023	505	569,186
Series 2006 A, RB (INS - AGM)(g)	5.25%	12/15/2021	1,820	1,869,589
Series 2006, RB (INS - NATL)(g)	5.25%	12/15/2021	7,990	8,204,627
Series 2010 D, RB	5.25%	12/15/2023	3,305	3,720,804
Series 2011 B, RB	5.00%	06/15/2021	1,000	1,001,720
Series 2011 B, RB(a)(f)	5.50%	06/15/2021	1,000	1,001,927
Series 2013 AA, RB	5.00%	06/15/2021	6,000	6,010,321
Series 2016, RB	5.00%	06/15/2023	1,250	1,368,098
Series 2016, RN	5.00%	06/15/2030	2,025	2,398,552
Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,972,463
Series 2018 A, Ref. RN	5.00%	06/15/2023	8,500	9,303,068
Series 2018 A, Ref. RN	5.00%	06/15/2024	8,750	9,941,510
Series 2018 A, Ref. RN	5.00%	06/15/2030	5,000	5,922,349
Series 2019, Ref. RB	5.00%	12/15/2025	2,500	2,986,232
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	12,809,966
Subseries 2016 A-1, RN	5.00%	06/15/2024	4,500	5,112,777
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,140	1,364,314
New Jersey (State of) Turnpike Authority;
Series 2005 D-4, RB (INS - AGM)(g)	5.25%	01/01/2026	5,000	6,029,641
Series 2017 C-6, Ref. RB (70% of 1 mo. USD LIBOR + 0.75%)(a)(b)	0.81%	01/01/2023	10,000	10,049,471
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2023	3,000	3,282,796
Series 2018 A, Ref. RB	5.00%	06/01/2024	2,000	2,274,917
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,176,865
				196,371,387
New Mexico–0.22%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority; Series 2015, Ref. RB	5.00%	07/01/2023	5,170	5,691,337
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	4.00%	07/01/2022	1,140	1,159,960
				6,851,297
New York–16.54%
Hempstead (Town of), NY; Series 2019 B, Ref. GO Bonds	5.00%	08/01/2024	1,215	1,395,386
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2023	1,185	1,302,857
Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,414,189
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Long Island (City of), NY Power Authority;
Series 2012 B, RB	5.00%	09/01/2029	$ 1,525	$ 1,616,251
Series 2014 C, Ref. RN (70% of 1 mo. USD LIBOR + 0.75%)(a)(b)	0.81%	10/01/2023	15,000	15,057,007
Series 2016 B, Ref. RB	5.00%	09/01/2024	2,485	2,862,674
Series 2017, RB	5.00%	09/01/2025	1,000	1,192,305
Series 2019 B, RB(a)	1.65%	09/01/2024	4,000	4,133,694
Metropolitan Transportation Authority;
Series 2011 C, Ref. RB	5.00%	11/15/2027	3,405	3,470,260
Series 2012 F, Ref. RB	5.00%	11/15/2026	5,085	5,409,967
Series 2012 F, Ref. RB	5.00%	11/15/2030	4,085	4,343,918
Series 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(c)(d)	0.01%	11/01/2032	8,745	8,745,000
Series 2014 C, RB	5.00%	11/15/2023	5,000	5,563,416
Series 2016 B, Ref. RB	5.00%	11/15/2022	1,250	1,335,922
Series 2016 C-1, RB	5.00%	11/15/2025	2,125	2,537,227
Subseries 2002 G-1H, Ref. RB (67% of 1 mo. USD LIBOR + 0.82%)(a)(b)	0.88%	02/01/2022	2,750	2,750,312
Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(d)	0.01%	11/01/2035	43,000	43,000,000
Subseries 2008 A-2A, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(a)(b)	0.48%	06/01/2022	11,580	11,580,349
Subseries 2012 G-4, Ref. RB (67% of 1 mo. USD LIBOR + 0.55%)(a)(b)	0.61%	11/01/2022	11,800	11,798,976
Subseries 2018 C-2, RB	5.00%	09/01/2021	5,000	5,059,580
Subseries 2018 D-1, RB (67% of 1 mo. USD LIBOR + 0.65%)(a)(b)	0.71%	07/01/2021	4,570	4,569,559
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2023	1,000	1,112,683
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	10,967,181
Series 2017 B, Ref. RB	5.00%	11/15/2024	8,905	10,277,611
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	3,000	3,338,050
Series 2018 B, Ref. RB	5.00%	11/15/2023	5,000	5,563,416
Series 2020, Ref. RB	5.00%	11/15/2027	3,750	4,710,296
Series 2020, Ref. RB	5.00%	11/15/2028	4,000	5,110,561
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,655,784
New York (City of), NY;
Series 2012 A-2, VRD GO Bonds(c)	0.01%	10/01/2038	8,070	8,070,000
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2023	9,165	9,464,004
Series 2012 G-6, VRD GO Bonds (LOC - Mizuho Bank, Ltd.)(c)(d)	0.01%	04/01/2042	15,945	15,945,000
Series 2013 A-1, GO Bonds	4.63%	08/01/2035	1,000	1,090,895
Series 2014 I-2, VRD GO Bonds(c)	0.01%	03/01/2040	14,000	14,000,000
Series 2015 F, VRD GO Bonds(c)	0.01%	06/01/2044	26,720	26,720,000
Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	8,050	9,234,146
Subseries 2015 F-5, VRD GO Bonds(c)	0.01%	06/01/2044	12,500	12,500,000
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB (LOC - Bank Of China, Ltd.)(c)(d)	0.01%	10/01/2042	37,055	37,055,000
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(b)(g)	3.49%	03/01/2025	1,025	1,066,238
Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(b)(g)	3.50%	03/01/2026	2,725	2,843,645
Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(b)(g)	3.51%	03/01/2027	5,500	5,752,659
New York (City of), NY Municipal Water Finance Authority;
Series 2018 BB, VRD RB(c)	0.08%	06/15/2051	2,000	2,000,000
Subseries 2012 A-1, VRD RB(c)	0.01%	06/15/2044	69,555	69,555,000
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB(c)	0.01%	06/15/2039	23,145	23,145,000
New York (State of) Dormitory Authority; Series 2019 A, Ref. RB	5.00%	03/15/2024	5,000	5,658,242
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2024	1,250	1,415,237
Series 2018 A, Ref. RB	5.00%	08/01/2025	3,000	3,503,225
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(g)	5.75%	07/01/2027	2,000	2,336,485
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2019 B-3, RB(a)	5.00%	05/01/2026	4,000	4,745,576
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2014 A, VRD RB (LOC - Landesbank Hessen-thrgn)(c)(d)	0.01%	11/01/2046	35,850	35,850,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2025	$ 780	$ 904,808
Series 2018 L, Ref. RB	5.00%	01/01/2026	1,000	1,197,945
New York Liberty Development Corp. (7 World Trade Center); Series 2012 1, Ref. RB	5.00%	09/15/2032	1,495	1,551,173
New York State Dormitory Authority;
Series 2013 A, RB(a)(f)	5.00%	02/15/2023	5	5,413
Series 2013 A, RB	5.00%	02/15/2024	5,370	5,810,526
New York State Urban Development Corp.; Series 2017 A, Ref. RB	5.00%	03/15/2024	10,000	11,310,504
Poughkeepsie (City of), NY; Series 2021, GO Notes	2.50%	04/29/2022	770	780,517
Triborough Bridge & Tunnel Authority; Series 2013 A, Ref. RB	5.00%	11/15/2028	775	844,063
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2024	4,500	5,130,600
Series 2017 A, Ref. RB	5.00%	06/01/2025	5,000	5,906,446
				507,266,778
North Carolina–3.45%
Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System); Series 2018 E, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(a)(b)	0.48%	12/01/2021	5,000	5,000,997
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(a)	5.00%	12/01/2031	8,250	11,293,803
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health);
Series 2018 G, VRD RB(c)	0.01%	01/15/2048	6,000	6,000,000
Series 2018 H, VRD RB(c)	0.01%	01/15/2048	14,040	14,040,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2007 B, Ref. VRD RB(c)	0.01%	01/15/2038	14,695	14,695,000
Series 2007 C, Ref. VRD RB(c)	0.01%	01/15/2037	24,410	24,410,000
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	850	891,193
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(c)	0.02%	12/01/2021	300	300,000
North Carolina (State of) Municipal Power Agency No. 1 (Catawba);
Series 2015 A, Ref. RB	5.00%	01/01/2028	1,615	1,915,423
Series 2015 B, Ref. RB	5.00%	01/01/2022	1,875	1,927,266
Series 2019 A, Ref. RB	5.00%	01/01/2023	2,335	2,493,770
North Carolina (State of) Turnpike Authority;
Series 2017, Ref. RB (INS - AGM)(g)	5.00%	01/01/2024	1,150	1,284,496
Series 2017, Ref. RB	5.00%	01/01/2025	2,025	2,345,886
Series 2017, Ref. RB (INS - AGM)(g)	5.00%	01/01/2026	1,350	1,613,173
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank N.A.)(c)(d)	0.01%	05/01/2036	12,655	12,655,000
University of North Carolina at Chapel Hill; Series 2012, RB (67% of 1 mo. USD LIBOR + 0.40%)(a)(b)	0.46%	11/09/2022	5,000	5,010,660
				105,876,667
Ohio–2.44%
American Municipal Power, Inc. (AMP Fremont Energy Center);
Series 2012, RB	5.00%	02/15/2037	10,415	10,774,680
Series 2017 A, Ref. RB	5.00%	02/15/2027	5,000	6,169,234
Cleveland (City of), OH; Series 2011 A, RB	5.00%	01/01/2022	2,315	2,322,737
Franklin (County of), OH (OhioHealth Corp.); Series 2011 B, Ref. RB(a)	5.00%	05/15/2023	4,990	5,441,878
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB(a)(f)	5.75%	06/01/2021	250	250,000
Miami University (A State University of Ohio);
Series 2014, Ref. RB	5.00%	09/01/2023	1,465	1,624,273
Series 2017, Ref. RB	5.00%	09/01/2023	1,995	2,211,895
Ohio (State of); Series 2014 A, GO Bonds(a)(f)	5.00%	03/01/2022	4,190	4,344,280
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2017, Ref. RB	5.00%	01/01/2026	1,205	1,450,790
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)	2.40%	10/01/2029	4,500	4,772,633
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group);
Series 2008 B4, Ref. VRD RB(c)	0.01%	01/01/2043	7,700	7,700,000
Series 2013 B-2, VRD RB(c)	0.01%	01/01/2039	25,370	25,370,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP - GNMA)	4.10%	03/01/2042	$ 855	$ 930,951
Series 2018 A, RB (CEP - GNMA)	4.00%	09/01/2048	1,370	1,477,019
				74,840,370
Oklahoma–0.21%
Grand River Dam Authority; Series 2016 A, Ref. RB	5.00%	06/01/2024	2,500	2,846,982
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools); Series 2016, RB	5.00%	09/01/2026	3,100	3,422,231
				6,269,213
Oregon–0.84%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020, Ref. RB	2.75%	11/15/2025	2,000	2,012,948
Multnomah (County of), OR; Series 2017, GO Bonds	5.00%	06/01/2023	6,960	7,636,549
Oregon (State of) Department of Transportation;
Series 2017 C, Ref. RB	5.00%	11/15/2025	3,525	4,229,888
Series 2017 C, Ref. RB	5.00%	11/15/2026	2,000	2,475,270
Portland (City of), OR; Series 2011 B, RB	5.25%	06/15/2029	630	631,346
Portland (City of), OR Community College District; Series 2013, GO Bonds	5.00%	06/15/2022	6,000	6,305,961
Salem-Keizer School District No. 24J; Series 2009 B, GO Bonds (CEP - Oregon School Bond Guaranty)(h)	0.00%	06/15/2023	2,500	2,488,338
				25,780,300
Pennsylvania–3.11%
Bethlehem (City of), PA; Series 2014, Ref. RB (INS - BAM)(g)	5.00%	11/15/2021	1,400	1,430,440
Butler (County of), PA General Authority (Hampton Township School District); Series 2007, VRD RB (INS - AGM)(c)(g)	0.05%	09/01/2027	700	700,000
Commonwealth Financing Authority;
Series 2015 A, RB	5.00%	06/01/2034	6,000	6,999,752
Series 2018, RB	5.00%	06/01/2025	5,500	6,440,149
Series 2018, RB	5.00%	06/01/2026	2,000	2,411,238
Delaware Valley Regional Financial Authority; Series 2018 B, RB (SIFMA Municipal Swap Index + 0.42%)(a)(b)	0.45%	09/01/2022	4,000	3,993,909
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2021	500	502,752
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(c)(d)	0.03%	06/01/2037	5,020	5,020,000
Lancaster (City of), PA Industrial Development Authority (Willow Valley Retirement); Series 2009 B, VRD RB (LOC - PNC Bank N.A.)(c)(d)	0.03%	12/01/2039	5,000	5,000,000
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2008 D, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(c)(d)	0.02%	07/01/2034	4,870	4,870,000
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2022	1,350	1,428,328
Series 2018 A, Ref. RB	5.00%	09/01/2023	1,050	1,155,650
Series 2018 A, Ref. RB	5.00%	09/01/2024	1,000	1,141,147
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(a)(b)	0.75%	09/01/2023	4,700	4,700,179
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. IDR(a)(f)	5.00%	05/15/2022	2,000	2,093,895
Series 2012, Ref. RB(a)(f)	5.00%	05/15/2022	1,000	1,046,948
Pennsylvania (Commonwealth of);
First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	5,000	6,137,517
First Series 2016, Ref. GO Bonds	5.00%	02/01/2028	1,690	2,024,597
Second Series 2016, GO Bonds	5.00%	09/15/2028	2,455	2,994,927
Series 2013, GO Bonds	5.00%	10/15/2032	1,475	1,635,398
Series 2018 A, Ref. COP	5.00%	07/01/2023	500	548,767
Series 2018 A, Ref. COP	5.00%	07/01/2025	500	583,072
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2011 A, RB	5.00%	12/01/2022	$ 1,500	$ 1,610,306
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,680,128
Series 2014, Ref. RB	5.00%	12/01/2033	5,000	5,772,793
Series 2018 A-1, Ref. RB (SIFMA Municipal Swap Index + 0.43%)(b)	0.46%	12/01/2021	4,000	4,000,982
Series 2019 A, RB	5.00%	12/01/2026	1,000	1,215,065
Series 2019 A, RB	5.00%	12/01/2027	1,500	1,866,862
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,541,713
Philadelphia (City of), PA;
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2023	1,000	1,100,308
Series 2019 B, GO Bonds	5.00%	02/01/2024	850	953,593
Series 2019 B, GO Bonds	5.00%	02/01/2025	1,000	1,162,480
Series 2019 B, GO Bonds	5.00%	02/01/2026	1,200	1,441,255
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,375,740
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,397,573
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,359,270
Pittsburgh (City of), PA Water & Sewer Authority; Series 2019 A, RB (INS - AGM)(g)	5.00%	09/01/2024	1,000	1,146,025
				95,482,758
Puerto Rico–2.16%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	1,025	1,031,315
Series 2002, RB	5.50%	05/15/2039	7,000	7,167,161
Series 2002, RB	5.63%	05/15/2043	900	904,677
Puerto Rico (Commonwealth of);
Series 2003 A, GO Bonds (INS - AGC)(g)	5.00%	07/01/2027	1,485	1,524,851
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(g)	6.00%	07/01/2027	3,400	3,507,168
Series 2004 A, GO Bonds (INS - AGC)(g)	5.00%	07/01/2029	250	256,709
Series 2007 A, GO Bonds (INS - AGC)(g)	5.00%	07/01/2023	335	343,990
Series 2011 A, Ref. GO Bonds (INS - AGM)(g)	5.25%	07/01/2024	8,415	8,628,725
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 B, RB	5.00%	07/01/2023	5,000	5,016,200
Puerto Rico (Commonwealth of) Convention Center District Authority;
Series 2006 A, RB (INS - AGC)(g)	5.00%	07/01/2027	295	302,917
Series 2006 A, RB (INS - AMBAC)(g)	5.00%	07/01/2031	1,500	1,534,778
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(g)	5.00%	07/01/2025	300	307,650
Series 2005 RR, RB (INS - NATL)(g)	5.00%	07/01/2021	450	453,222
Series 2005 RR, RB (INS - SGI)(g)	5.00%	07/01/2026	4,000	4,005,018
Series 2005 SS, Ref. RB (INS - NATL)(g)	5.00%	07/01/2021	125	125,895
Series 2005 SS, Ref. RB (INS - NATL)(g)	5.00%	07/01/2024	5,645	5,762,814
Series 2005 SS, Ref. RB (INS - NATL)(g)	5.00%	07/01/2025	355	364,052
Series 2007 TT, RB (INS - NATL)(g)	5.00%	07/01/2023	225	228,654
Series 2007 TT, RB (INS - NATL)(g)	5.00%	07/01/2026	270	276,885
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(g)	4.75%	07/01/2038	1,220	1,238,707
Series 2002 D, RB (INS - AGM)(g)	5.00%	07/01/2027	615	631,504
Series 2002 D, RB (INS - AGM)(g)	5.00%	07/01/2032	435	446,674
Series 2003, RB (INS - AGC)(g)	5.00%	07/01/2028	1,070	1,098,714
Series 2004 J, RB (INS - NATL)(g)	5.00%	07/01/2029	1,575	1,615,162
Series 2007 M, RB (INS - AGC)(g)	5.00%	07/01/2032	160	164,424
Series 2007 M, RB (INS - AGC)(g)	5.00%	07/01/2037	280	287,108
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2006 B, RB (INS - AGC)(g)	5.00%	07/01/2023	100	102,684
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2002 F, Ref. RB (INS - AGC)(g)	5.25%	07/01/2021	1,500	1,505,339
Series 2007 M-3, Ref. RB (INS - NATL)(g)	6.00%	07/01/2024	300	308,508
Series 2007 M-3, Ref. RB (INS - NATL)(g)	6.00%	07/01/2027	1,145	1,181,090
Series 2007 M-3, Ref. RB (INS - NATL)(g)	6.00%	07/01/2028	100	103,244
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2024	$ 11,002	$ 10,480,679
Series 2018 A-1, RB(h)	0.00%	07/01/2027	5,752	5,169,794
				66,076,312
Rhode Island–0.37%
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGC)(g)	5.25%	09/15/2029	1,265	1,269,391
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,879,696
Series 2015 A, Ref. RB	5.00%	06/01/2027	3,600	4,238,763
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,246,539
Series 2015 B, Ref. RB	2.25%	06/01/2041	510	541,116
				11,175,505
South Carolina–1.34%
Patriots Energy Group Financing Agency; Series 2018 A, RB(a)	4.00%	02/01/2024	8,000	8,721,531
SCAGO Educational Facilities Corp. for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,633,364
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2018 A, Ref. RB	5.00%	05/01/2025	1,500	1,743,565
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(f)	5.00%	08/01/2021	1,300	1,310,413
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	05/01/2024	1,000	1,125,275
Series 2018 C, VRD RB(c)	0.12%	05/01/2048	10,000	10,000,000
South Carolina Transportation Infrastructure Bank;
Series 2012 A, Ref. RB(a)(f)	5.00%	10/01/2021	10,000	10,163,245
Series 2012 B, Ref. RB(a)(f)	5.00%	10/01/2022	5,000	5,326,376
				41,023,769
Tennessee–2.25%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2023	1,800	1,970,029
Series 2018 A, Ref. RB	5.00%	07/01/2024	2,000	2,186,294
Series 2018 A, Ref. RB	5.00%	07/01/2025	2,000	2,181,051
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2011 D, Ref. RB(a)(f)	5.00%	07/01/2021	2,165	2,173,524
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. RB(f)	5.00%	07/01/2021	885	888,301
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2016 A, Ref. RB	5.00%	10/01/2021	745	755,593
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2024	1,840	2,075,639
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2021	4,385	4,439,322
Series 2006 A, RB	5.25%	09/01/2023	39,950	44,192,658
Series 2017 A, RB(a)	4.00%	05/01/2023	3,420	3,642,875
Series 2018, RB(a)	4.00%	11/01/2025	4,000	4,532,625
				69,037,911
Texas–9.71%
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2022	350	356,551
Series 2017, Ref. RB	5.00%	01/01/2025	500	553,646
Series 2017, Ref. RB	5.00%	01/01/2025	400	415,419
Board of Regents of the University of Texas System;
Series 2008 B, VRD RB(c)	0.02%	08/01/2025	390	390,000
Series 2010, Ref. RB	5.00%	08/15/2021	5,340	5,393,441
Central Texas Regional Mobility Authority; Series 2018, RB	4.00%	01/01/2022	2,500	2,507,207
Central Texas Turnpike System; Series 2012 A, Ref. RB	4.00%	08/15/2038	250	258,601
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	5.00%	08/15/2023	575	601,376
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2012 C, Ref. RB	5.00%	11/01/2045	$ 715	$ 728,636
Series 2013 B, RB	5.00%	11/01/2044	305	324,532
Series 2013 F, Ref. RB	5.25%	11/01/2033	4,490	5,016,111
Denton Independent School District; Series 2015, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	6,685	7,681,492
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	11,370	13,671,482
Frisco Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	2,500	2,971,692
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 B, RB(a)	5.00%	10/01/2023	5,000	5,524,258
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(c)	0.01%	11/01/2041	119,340	119,340,000
Hale Center Education Facilities Corp. (Wayland Baptist); Series 2010, Ref. RB	5.00%	03/01/2035	800	802,557
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(c)(d)	0.05%	02/15/2042	3,065	3,065,000
Harris (County of), TX Metropolitan Transit Authority; Series 2017 B, Ref. RB	5.00%	11/01/2025	3,040	3,644,762
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 A, Ref. RB	5.00%	12/01/2023	1,625	1,737,377
Series 2014 A, RB(a)(f)	5.00%	12/01/2024	1,445	1,681,096
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area);
Series 2013 A, Ref. RB	5.00%	06/01/2021	535	535,000
Series 2013 A, Ref. RB	5.00%	06/01/2022	855	876,776
Houston (City of), TX;
Series 2014 C, Ref. RB	5.00%	05/15/2024	3,685	4,196,464
Series 2016 A, Ref. GO Bonds	5.00%	03/01/2024	3,060	3,458,143
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	5,350	6,629,839
Series 2018 C, Ref. RB (70% of 1 mo. USD LIBOR + 0.36%)(a)(b)	0.42%	08/01/2021	4,000	4,000,656
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)	0.03%	05/15/2034	250	250,000
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/2042	250	255,056
Houston Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	3,750	4,390,474
Leander Independent School District; Series 2014 D, Ref. GO Bonds (CEP - Texas Permanent School Fund)(h)	0.00%	08/15/2027	5,675	5,008,217
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, RB	5.25%	11/01/2040	3,000	3,060,339
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2018, Ref. RB	5.00%	05/15/2023	1,900	2,076,350
Series 2018, Ref. RB	5.00%	05/15/2024	2,430	2,760,334
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil ); Series 2010, VRD RB(c)	0.01%	11/01/2038	9,300	9,300,000
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2026	1,870	2,221,510
North Texas Tollway Authority; Series 2019 B, Ref. RB	5.00%	01/01/2025	2,000	2,330,110
Northside Independent School District (School Building); Series 2012, GO Bonds (CEP - Texas Permanent School Fund)(a)	1.75%	06/01/2022	2,700	2,705,869
San Antonio (City of), TX;
Series 2016, RB(f)	5.00%	02/01/2023	5,345	5,770,951
Series 2016, RB	5.00%	02/01/2023	1,155	1,249,041
San Antonio (City of), TX Water System; Series 2013 B, Ref. RB	5.00%	05/15/2031	2,720	2,965,741
San Antonio Independent School District; Series 2019, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	5,400	6,433,780
Sienna Plantation Management District;
Series 2021, GO Bonds (INS - BAM)(g)	2.00%	10/15/2029	535	547,159
Series 2021, GO Bonds (INS - BAM)(g)	2.00%	10/15/2030	555	564,254
Series 2021, GO Bonds (INS - BAM)(g)	2.00%	10/15/2031	575	582,091
Series 2021, GO Bonds (INS - BAM)(g)	2.00%	10/15/2032	595	600,072
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 A, Ref. RB	5.00%	07/01/2024	1,850	2,101,589
Texas (State of);
Series 2006 B, VRD GO Bonds(c)	0.02%	04/01/2036	21,860	21,860,000
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	5,000	5,563,864
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Water Development Board (State Water Implementation Revenue Fund);
Series 2018 A, RB	5.00%	10/15/2022	$ 2,500	$ 2,668,704
Series 2018 A, RB	5.00%	10/15/2024	2,500	2,896,391
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,330	5,077,555
Texas State University Board of Regents;
Series 2017 A, Ref. RB	5.00%	03/15/2023	2,150	2,336,076
Series 2017 A, Ref. RB	5.00%	03/15/2024	4,000	4,524,886
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, RB(f)	5.00%	07/01/2021	1,285	1,289,953
				297,752,480
Utah–0.96%
Murray (City of), UT (IHC Health Services, Inc.);
Series 2003 D, VRD RB(c)	0.01%	05/15/2036	5,000	5,000,000
Series 2005 B, VRD RB(c)	0.01%	05/15/2037	3,835	3,835,000
Utah (County of), UT (IHC Health Services, Inc.); Series 2018 B, RB(a)	5.00%	08/01/2024	4,000	4,495,459
Weber (County of), UT; Series 2000 C, VRD RB(c)	0.01%	02/15/2035	11,540	11,540,000
Weber (County of), UT (IHC Health Services, Inc.); Series 2000 A, VRD RB(c)	0.01%	02/15/2031	4,400	4,400,000
				29,270,459
Virgin Islands–0.27%
Virgin Islands (Government of) Public Finance Authority;
Series 2010 A, Ref. RB (INS - AGM)(g)	5.00%	10/01/2029	215	221,273
Series 2015, RB(e)	5.00%	09/01/2022	2,220	2,334,199
Series 2015, RB(e)	5.00%	09/01/2023	1,500	1,634,668
Series 2015, RB(e)	5.00%	09/01/2024	1,650	1,853,918
Series 2015, RB(e)	5.00%	09/01/2025	1,500	1,730,855
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2010 B, RB (INS - AGM)(g)	5.00%	07/01/2022	580	584,683
				8,359,596
Virginia–1.64%
Chesapeake Bay Bridge & Tunnel District; Series 2019, RAN	5.00%	11/01/2023	17,645	19,574,994
Fairfax (County of), VA Economic Development Authority (Wiehle Ave Metrorail Station); Series 2020, Ref. RB	5.00%	08/01/2027	1,400	1,756,723
Stafford (County of) & Staunton (City of), VA Industrial Development Authority; Series 2008 B, RB	6.50%	08/01/2028	1,165	1,165,426
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs); Series 2015 A, RB	5.00%	02/01/2024	4,075	4,589,042
Virginia Commonwealth Transportation Board;
Series 2016, RB	5.00%	03/15/2024	1,500	1,698,178
Series 2016, RB	5.00%	09/15/2024	1,015	1,170,906
Series 2017 A, Ref. RB	5.00%	05/15/2024	5,395	6,147,236
Series 2017, RB	5.00%	05/15/2025	5,640	6,660,202
Series 2017, Ref. RB	5.00%	09/15/2023	5,000	5,548,795
York (County of), VA Economic Development Authority; Series 2009 A, Ref. PCR(a)	1.90%	06/01/2023	2,000	2,052,144
				50,363,646
Washington–1.65%
Energy Northwest (Columbia Generating Station); Series 2011 A, Ref. RB(a)(f)	5.00%	07/01/2021	2,500	2,509,843
Energy Northwest (Project #3); Series 2018 C, Ref. RB	5.00%	07/01/2023	4,000	4,404,239
Seattle (City of), WA; Series 2015 A, Ref. GO Bonds	5.00%	06/01/2023	4,000	4,388,821
Seattle (Port of), WA; Series 2015 B, Ref. RB	5.00%	03/01/2022	1,205	1,248,317
Washington (State of); Series 1998 C, GO Bonds	5.50%	07/01/2023	1,925	2,040,439
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(a)(b)	1.43%	01/01/2025	5,650	5,685,345
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2017, Ref. RB (67% of 1 mo. USD LIBOR + 1.10%)(a)(b)	1.16%	07/01/2022	5,000	5,016,440
Washington (State of) Health Care Facilities Authority (Providence Health & Services); Series 2012 A, RB	5.00%	10/01/2032	1,940	2,060,779
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	6,101	7,102,057
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(c)(d)	0.03%	09/01/2049	$ 2,175	$ 2,175,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(c)(d)	0.03%	11/01/2047	1,235	1,235,000
Washington (State of) Tobacco Settlement Authority;
Series 2018, Ref. RB	5.00%	06/01/2023	2,500	2,744,966
Series 2018, Ref. RB	5.00%	06/01/2024	3,750	4,113,895
Washington Health Care Facilities Authority (CommonSpirit Health); Series 2019 B-3, Ref. RB(a)	5.00%	08/01/2026	5,000	5,997,230
				50,722,371
West Virginia–0.31%
Mason (County of), WV (Appalachian Power Co.); Series 2003 L, PCR	2.75%	10/01/2022	2,500	2,582,033
West Virginia (State of) Economic Development Authority; Series 2017, Ref. RB	5.00%	06/15/2027	5,610	6,967,472
				9,549,505
Wisconsin–0.29%
Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	1,335	1,456,598
Wisconsin (State of); Series 2017-1, Ref. RB	5.00%	07/01/2025	3,790	4,484,996
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018 B-3, Ref. RB(a)	5.00%	01/31/2024	2,495	2,799,785
				8,741,379
Wyoming–0.04%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(g)	5.00%	01/01/2024	1,000	1,115,582
TOTAL INVESTMENTS IN SECURITIES(i)–98.88% (Cost $2,930,605,835)					3,032,542,336
OTHER ASSETS LESS LIABILITIES–1.12%					34,400,836
NET ASSETS–100.00%					$3,066,943,172
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
USD	– U.S. Dollar
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $47,798,869, which represented 1.56% of the Fund’s Net Assets.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Zero coupon bond issued at a discount.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Limited Term Municipal Income Fund